SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION The date of this supplement is December 6, 2016.

For the MFS® Funds listed below:

MFS® CORPORATE BOND FUND	MFS® LIFETIME® 2035 FUND
MFS® LIMITED MATURITY FUND	MFS® LIFETIME® 2040 FUND
MFS® MUNICIPAL LIMITED MATURITY FUND MFS® TOTAL RETURN BOND FUND MFS® LIFETIME® 2020 FUND MFS® LIFETIME® 2025 FUND MFS® LIFETIME® 2030 FUND	MFS® LIFETIME® 2045 FUND MFS® LIFETIME® 2050 FUND MFS® LIFETIME® 2055 FUND MFS® LIFETIME® 2060 FUND MFS® LIFETIME® INCOME FUND

Effective December 6, 2016, the “Ticker Symbols” table on the cover page is amended to include the following:

Ticker Symbols
	Class	Class	Class	Class	Class	Class
Fund	A	B	C	529A	529B	529C
MFS® LIFETIME® 2060 FUND	MFJAX	MFJBX	MFJCX	N/A	N/A	N/A

Ticker Symbols
	Class	Class	Class	Class	Class	Class
Fund	I	R1	R2	R3	R4	R6
MFS® LIFETIME® 2060 FUND	MFJIX	MFJEX	MFJGX	MFJTX	MFJUX	MFJKX

Effective December 6, 2016, the paragraph following the “Ticker Symbols” table is restated in its entirety as follows:

This Statement of Additional Information (“SAI”) contains additional information about the fund listed above (references to “a Fund” or “the Fund” mean each Fund listed on the cover page, unless otherwise noted), and should be read in conjunction with the Fund’s Prospectus dated December 6, 2016, for the MFS Lifetime 2060 Fund, and dated August 26, 2016 for all other funds. For each fund except MFS Lifetime 2060 Fund, the Fund’s financial statements are incorporated into this SAI by reference to the Fund’s most recent Annual Report to shareholders.  You may obtain a copy of each Fund’s Prospectus and for each Fund, except MFS Lifetime 2060 Fund, each Fund’s Annual Report without charge by contacting the Fund’s transfer agent, MFS Service Center, Inc. (please see back cover for address and telephone number).

Certain information for MFS 2060 Lifetime Fund as of April 30, 2016, the fiscal year end of the fund, is not included in this Statement of Additional Information because the fund had not commenced operations as of April 30, 2016.

Effective December 6, 2016, the first paragraph of the sub-section entitled “Organization of the Fund” beneath the main heading “Management of the Fund” is restated in its entirety as follows:

Organization of the Fund

MFS Corporate Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Total Return Bond Fund, each an open-end investment company, are series of MFS Series Trust IX, a Massachusetts business trust organized in 1985. MFS Corporate Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Total Return Bond Fund are diversified Funds. Prior to April 30, 2015, MFS Corporate Bond Fund was known as MFS Bond Fund. Prior to March 31, 2015, MFS Total Return Bond Fund was known as MFS Research Bond Fund.

MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, and MFS Lifetime 2060 Fund, each an open-end investment company, are series of MFS Series Trust XII, a Massachusetts business trust organized in 2005. MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, and MFS Lifetime 2060 Fund are diversified Funds.  Prior to August 28, 2014, MFS Lifetime Income Fund was known as MFS Lifetime Retirement Income Fund.

1023826	AUGUST-SAI-COMBINED-SUP-I-120616

Effective December 6, 2016, the following paragraph is added to the section under the sub-heading “Investment Advisory Agreement” within the sub-section entitled “Investment Adviser” under the main heading “Management of the Fund”:

For MFS Lifetime 2060 Fund, MFS has agreed in writing to bear the fund’s expenses, excluding management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, or make payment to the Fund, such that “Other Expenses” do not exceed 0.00% of the class’ average daily net assets annually for each of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and (0.14)% of the class’ average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the Fund’s Board, but such agreement will continue until at least December 31, 2017. During the term of this agreement, Class R6 shares will receive payments from MFS in excess of its “Other Expenses” in an amount equal to at least 0.14% of the class’ average daily net assets.

Effective December 6, 2016, the sub-section entitled “Custodian” under the main heading “Management of the Fund” is restated in its entirety as follows:

State Street Bank and Trust Company (“State Street”), with a place of business at State Street Financial Center, One Lincoln Street, Boston, MA 02111, serves as the custodian of the assets of MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, and MFS Lifetime 2060 Fund. State Street is responsible for safekeeping cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on investments, serving as the foreign custody manager, providing reports on foreign securities depositaries, maintaining books of original entry and other required books and accounts, and calculating the daily net asset value of each class of shares.

JPMorgan Chase Bank (“JPMorgan”), with a place of business at One Chase Manhattan Plaza, New York, NY 10081, serves as the custodian of the assets of MFS Corporate Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Total Return Bond Fund. JPMorgan is responsible for safekeeping cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on investments, serving as the foreign custody manager, and providing reports on foreign securities depositaries. JPMorgan Chase Bank, N.A., as successor in interest to an affiliate of JPMorgan, J. P. Morgan Investor Services Co., with a place of business at One Beacon Street, Boston, MA 02108, is responsible for maintaining books of original entry and other required books and accounts and calculating the daily net asset value of each class of shares.

There is an expense offset arrangement that reduces the Fund’s custodian fees based upon the amount of U.S. Dollars deposited by the Fund with JPMorgan.

Effective December 6, 2016, the section entitled “Independent Registered Public Accounting Firm and Financial Statements” is restated in its entirety as follows:

Ernst & Young LLP, 200 Clarendon Street, Boston, MA. 02116, serves as the independent registered public accounting firm for MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, and MFS Lifetime 2060 Fund, providing audit services, tax return review, and other related services and assistance in connection with various SEC filings.

The Financial Statements and Financial Highlights for each such Fund, except MFS Lifetime 2060 Fund, for the fiscal year ended April 30, 2016, are incorporated by reference into this SAI from the Fund’s Annual Report to shareholders and have been audited by Ernst & Young LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm, given upon their authority as experts in accounting and auditing.

MFS Lifetime 2060 Fund had not commenced operations as of the fiscal year ended April 30, 2016; therefore, no Financial Statements nor Financial Highlights for such Fund are incorporated by reference into this SAI.

Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, serves as the independent registered public accounting firm for MFS Corporate Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Total Return Bond Fund, providing audit services, tax return review, and other related services and assistance in connection with various SEC filings.

Each such Fund’s Financial Statements and Financial Highlights for the fiscal year ended April 30, 2016, are incorporated by reference into this SAI from the Fund’s Annual Report to shareholders and have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm, given upon their authority as experts in accounting and auditing.

Effective December 6, 2016, the following is added to the table entitled “Trustee Compensation Table” under the main heading “Appendix B - Trustee Compensation and Committees”:

Trustee Compensation Table

	Name and Position
	Interested Trustees		Independent Trustees
Aggregate Compensation Paid by Fund	Robert J. Manning	Robin A. Stelmach	Steven E. Buller	Robert E. Butler	Maureen R. Goldfarb	David H. Gunning	William R. Gutow	Michael Hegarty	John P. Kavanaugh	Maryanne L. Roepke	Laurie J. Thomsen	Robert W. Uek

MFS Lifetime 2060 Fund(#]	Not Applicable	Not Applicable	$33	$33	$33	$33	$33	$33	$33	$33	$33	$33

# Estimated amounts for the fiscal year ending April 30, 2017.

Effective December 6, 2016, the following paragraph is added after the first paragraph of the sub-section entitled “Ownership by Trustees and Officers” under the main heading “Appendix C — Share Ownership”:

As of December 31, 2015, the Trustees and officers of the Trust as a group owned less than 1% of any class of the shares of MFS Lifetime 2060 Fund.  No Trustee owned shares of MFS Lifetime 2060 Fund as of December 31, 2015, because shares of MFS Lifetime 2060 Fund had not been offered for sale as of December 31, 2015.

Effective December 6, 2016, the following is added as the last paragraph in the sub-section entitled “25% or Greater Ownership of the Fund” under the main heading “Appendix C — Share Ownership”:

As of December 4, 2016, no shares of MFS Lifetime 2060 Fund were owned because the Fund had not yet commenced operations.

Effective December 6, 2016, the following is added as the last paragraph in the sub-section entitled “5% or Greater Ownership of the Share Class” under the main heading “Appendix C — Share Ownership”:

As of December 4, 2016, no shares of MFS Lifetime 2060 Fund were owned because the Fund had not yet commenced operations.

Effective December 6, 2016, the following is added as the last paragraph in the section entitled “Appendix D — Portfolio Manager(s)”:

As of December 6, 2016, MFS expects the following benchmarks will be used to measure the following portfolio managers’ performance for the following Fund:

FUND	Portfolio Manager	Benchmark(s)
MFS Lifetime 2060 Fund	Joseph Flaherty, Jr.

Standard & Poor’s 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index
Bloomberg Commodity Index
FTSE EPRA/NAREIT Developed Real Estate Index
Bloomberg Barclays U.S. Aggregate Bond Index
Lipper 2060 Funds

Effective December 6, 2016, the following is added as the last paragraph in the sub-section entitled “Ownership of Fund Shares” beneath the main heading “Appendix D — Portfolio Manager(s)”:

As of December 4, 2016, no portfolio manager owned shares of MFS Lifetime 2060 Fund because the Fund had not yet commenced operations.

Effective December 6, 2016, the following is added to the table within the sub-section entitled “Other Accounts” under the main heading “Appendix D — Portfolio Manager(s)”:

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS Lifetime 2060 Fund	Joseph Flaherty, Jr.[1] (Became a Portfolio Manager of the Fund on December 6, 2016)	Registered Investment Companies* Other Pooled Investment Vehicles Other Accounts	17 12 0	$21.4 billion $344.5 million $0

*   Does not include the Fund.

1   Account information is as of September 1, 2016.

Effective December 6, 2016, the first two paragraphs of the sub-section entitled “Class A, Class A1, and Class 529A Shares — General Provisions” beneath the sub-heading entitled “Commissions and Distribution Plan Payments” under the main heading “Appendix J — Financial Intermediary Compensation” are restated in their entirety as follows:

Class A, Class A1, and Class 529A Shares — General Provisions

For purchases of Class A, Class A1, and Class 529A shares subject to an initial sales charge, MFD generally pays a portion of the initial sales charge to financial intermediaries as an up-front commission of up to the following amounts:

For Equity/Asset Allocation/Total Return Funds (currently for this purpose, Massachusetts Investors Growth Stock Fund, Massachusetts Investors Trust, MFS Aggressive Growth Allocation Fund, MFS Blended Research Core Equity Fund, MFS Blended Research Emerging Markets Equity Fund, MFS Blended Research Global Equity Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research International Equity Fund, MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, MFS Commodity Strategy Fund, MFS Conservative Allocation Fund, MFS Core Equity Fund, MFS Global Alternative Strategy Fund, MFS Emerging Markets Equity Fund, MFS Equity Income Fund, MFS Equity Opportunities Fund, MFS Global Equity Fund, MFS Global Growth Fund, MFS Global Multi-Asset Fund, MFS Global New Discovery Fund, MFS Global Real Estate Fund, MFS Global Total Return Fund, MFS Growth Allocation Fund, MFS Growth Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International New Discovery Fund, MFS International Value Fund, MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, MFS Low Volatility Equity Fund, MFS Low Volatility Global Equity Fund, MFS Managed Wealth Fund, MFS Mid Cap Growth Fund, MFS Mid Cap Value Fund, MFS Moderate Allocation Fund, MFS New Discovery Fund, MFS New Discovery Value Fund, MFS Research Fund, MFS Research International Fund, MFS Technology Fund, MFS Total Return Fund, MFS Utilities Fund, and MFS Value Fund):

Amount of Purchase	Up-front Commission as a Percentage of Offering Price

Less than $50,000	5.00%
$50,000 but less than $100,000	4.00%
$100,000 but less than $250,000	3.00%
$250,000 but less than $500,000	2.25%
$500,000 but less than $1,000,000	1.75%

Effective December 6, 2016, the section for MFS Lifetime 2025 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, and MFS Lifetime 2055 Fund in Appendix L entitled “Investment Restrictions” is restated in its entirety as follows:

For MFS Lifetime 2025 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, and MFS Lifetime 2060 Fund:

As fundamental investment restrictions, the Fund:

1.              May borrow money to the extent not prohibited by applicable law.

2.              May underwrite securities issued by other persons to the extent not prohibited by applicable law.

3.              May issue senior securities to the extent not prohibited by applicable law.

4.              May make loans to the extent not prohibited by applicable law.

5.              May purchase and sell real estate or commodities to the extent not prohibited by applicable law.

6.              May not purchase any securities of an issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; tax-exempt obligations issued or guaranteed by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing; or securities issued by investment companies) in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.

As a non-fundamental policy, the Fund:

1.              Will not invest in illiquid investments if more than 15% of the Fund’s net assets (taken at market value) would be invested in such securities.

Except for fundamental investment restriction No. 1 and the Fund’s non-fundamental policy on investing in illiquid securities, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy. In the event the investments exceed the percentage specified in the Fund’s non-fundamental policy on illiquid investments, the Fund will reduce the percentage of its assets invested in illiquid investments in due course, taking into account the best interests of shareholders.

For purposes of fundamental investment restriction No. 6, MFS uses a customized set of industry groups for classifying securities based on classifications developed by third party providers.

In accordance with the Fund’s investment program as set forth in its Prospectus, the Fund may invest more than 25% of its assets in any one underlying fund. Although the Fund does not have a policy to concentrate its investments in a particular industry, 25% or more of the Fund’s total assets may be indirectly exposed to a particular industry or group of related industries through its investment in one or more underlying funds.